Note 14 - Stock Compensation Plans (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2018	May 31, 2013	May 31, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2007	Dec. 31, 2017
Employee Stock Ownership Plan (ESOP), Compensation Expense				$ 186,000	$ 192,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.75
Restricted Stock [Member]
Share-based Payment Arrangement, Expense				129,000	107,000
Share-based Payment Arrangement, Expense, Tax Benefit				27,000	22,000
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense, Tax Benefit				$ 2,000	1,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				3 years 146 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				$ 994,000	330,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				836,000	533,000
Share-based Payment Arrangement, Expense, after Tax				44,000	$ 41,000
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 149,000
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
The 2008 Recognition and Retention Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			111,090
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased			$ 4.68
Share-based Payment Arrangement, Cash Used to Settle Award			$ 520,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased		195,000		0
The 2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		195,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
The 2013 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		48,750
Percentage of Shares May Be Granted As Restricted Stock Awards		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				0
The 2013 Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		146,250
The 2018 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	155,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
The 2018 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	38,750
Percentage of Shares May Be Granted As Restricted Stock Awards	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				11,750
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				$ 437,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				3 years 146 days
The 2018 Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	116,250
Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance				38,887
The 2008 Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			277,726
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 5
The Option Plan and Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				37,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price				$ 8.10	$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance				256,336	279,836		265,302
Employee Stock Ownership Plan [Member]
Percentage of Company Shares Purchased by ESOP						8.00%
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP						222,180
ESOP Loan Interest Rate						7.75%
Employee Stock Ownership Plan (ESOP), Loan Term						15 years